PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 378,630	$ 406,294
Land not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,400	10,400
First Mint LLC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,600	$ 1,800